Warrants and warrant liability - Additional Information (Detail)					9 Months Ended	12 Months Ended
	Oct. 27, 2025 USD ($) yr $ / shares shares	Oct. 20, 2025 USD ($) yr $ / shares shares	Jan. 24, 2025 $ / shares	Nov. 29, 2024 USD ($) $ / shares shares	Sep. 30, 2026 USD ($) yr $ / shares shares	Dec. 31, 2025 USD ($) yr $ / shares shares	May 04, 2026 USD ($) $ / shares shares
Warrant And Warrant Liability [Line Items]
Share capital | $	$ 27,997,460	$ 27,997,460			$ 357,675,130	$ 328,544,223
Grant date fair value of warrants | $		$ 8,918,500		$ 519,100
Warrant expired period		5 years		2 years
Grant date fair value of warrants to broker | $					0	$ 100
Gain on recognition of warrant liability | $					$ 950,039
Weighted average exercise price of share options exercised in share-based payment arrangement			$ 4.00		$ 0	$ 4.00
Exercise price		$ 0.001			$ 1.19		$ 0.001
Warrants [member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares				100,000
Exercise price of outstanding share options				$ 19.5
Expected dividend as percentage, share options granted					0.00%	0.00%
Expected volatility, share options granted					70.70%	75.80%
Risk free interest rate, share options granted					2.32%	2.55%
Exercise price, share options granted					$ 2.17	$ 1.89
Option life, share options granted | yr					0.16	0.90
Number of warrants, Exercised | shares						258,188
Weighted average exercise price of share options exercised in share-based payment arrangement						$ 4.00
Ordinary shares [member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares	9,450,000	9,450,000
Par value per share	$ 2	$ 2
Common Warrants [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares	14,000,000	14,000,000
Exercise price of outstanding share options	$ 3	$ 3.00
Grant date fair value of warrants | $	$ 8,918,500	$ 8,918,500			$ 6,385,500	$ 5,559,700
Expected dividend as percentage, share options granted	0.00%	0.00%			0.00%	0.00%
Expected volatility, share options granted	36.20%	36.20%			34.35%	36.70%
Risk free interest rate, share options granted	2.62%	2.62%			3.69%	2.96%
Exercise price, share options granted	$ 2.33	$ 2.33			$ 2.17	$ 1.89
Option life, share options granted | yr	5	5			4.06	4.8
Pre-funded Warrant [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares	4,550,000	4,550,000
Par value per share	$ 1.999	$ 1.999			$ 0.001
Exercise price of outstanding share options	0.001	$ 0.001
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 1.999
Pre-funded Warrant [Member] | Potential ordinary share transactions [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares							18,300,000
Par value per share							$ 2.499
IPO [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares				2,000,000
Par value per share				$ 15.00
Share capital | $				$ 30,000,000
Public Offering [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares					7,000,000	0
Public Offering [Member] | Potential ordinary share transactions [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares							7,000,000
Par value per share							$ 2.5
Share capital | $							$ 63,231,700
Exercise price							$ 0.001
Public Offering [Member] | Pre-funded Warrant [Member] | Potential ordinary share transactions [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares							18,300,000
Par value per share							$ 2.499